Current Assets and Prepaid Expenses	12 Months Ended
Dec. 31, 2014
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Current Assets and Prepaid Expenses

Note 6 - Current Assets and Prepaid Expenses

(a) Trade Accounts Receivable

Trade accounts receivable are presented net of allowance for doubtful accounts. The allowance for doubtful accounts was $0.8 million and $1.3 million as of December 31, 2014 and December 31, 2013, respectively.

(b) Prepaid Expenses

The prepaid operational lease expenses relate to operational lease expenses paid in advance and are recognized using a straight line basis as lease costs in operating expenses over the period for which the prepayment was made. The contractual duration of the various leases range from 1 to 30 years.

Prepaid expenses as of December 31, 2014 and 2013 consist of the following:

(in US$ millions)	2014	2013
Prepaid operating lease	22.7	25.1
Other prepaid expenses	1.7	1.9

Total prepaid expenses	24.4	27.0

Of which non-current	22.7	23.8
Of which current	1.7	3.2

Total prepaid expenses	24.4	27.0

(c) Other Receivables and Current Assets

The other receivables and current assets as of December 31, 2014 and 2013 are as follows:

(in US$ millions)	2014	2013
VAT and other tax receivables	2.8	6.6
Inventories	3.3	4.3
Deferred debt issuance costs, short-term portion	—	0.8
Harbor receivable	10.7	—
Other receivables	5.1	4.1

Total other receivables and current assets	21.9	15.8